Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member] [1]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2021		$ 6,250,117			$ 3,698,998	$ 83,077	$ 22,349	$ 7,196	$ (65,586)	[2]	$ 47,036		$ 2,504,083
Balance, shares at beginning of period at Dec. 31, 2021		450,863,952	450,864,000
Total comprehensive income
Net earnings		$ 669,126											669,126
OCI	[2]	14,539							14,539		14,539
Total comprehensive income		683,665							14,539	[2]	14,539		669,126
Income tax recovery (expense)		4,143			4,143
SBC expense	[2]	5,846					2,366	3,480			5,846
Options exercised	[2]	$ 11,001			13,138		(2,137)				(2,137)
Options exercised, shares		493,129	493,000	[2]
RSUs released	[2]				2,534			(2,534)			(2,534)
RSUs released, shares		87,838	88,000	[2]
Dividends (Note 18.2)		$ (237,097)			33,849								(270,946)
Dividends (Note 18.2), shares		873,607	874,000
Realized gain/loss on disposal of LTIs (Note 19.4)		$ (3,797)							3,797	[2]	3,797	[2]	(3,797)	[2]
Balance end of period at Dec. 31, 2022		$ 6,717,675			$ 3,752,662	83,077	22,578	8,142	(47,250)	[2]	66,547		2,898,466
Balance, shares at end of period at Dec. 31, 2022		452,318,526	452,319,000		452,318,526
Total comprehensive income
Net earnings		$ 537,644											537,644
OCI	[2]	(22,913)							(22,913)		(22,913)
Total comprehensive income		514,731							(22,913)	[2]	(22,913)		537,644
SBC expense	[2]	6,438					2,607	3,831			6,438
Options exercised	[2]	$ 11,782			$ 14,060		(2,278)				(2,278)
Options exercised, shares		488,922	489,000	[2]
RSUs released	[2]				3,967			(3,967)			(3,967)
RSUs released, shares		119,827	119,000	[2]
Dividends (Note 18.2)		$ (265,110)			6,634								(271,744)
Dividends (Note 18.2), shares		141,979	142,000
Warrant expiration		$ 0				$ (83,077)					(83,077)		83,077
Realized gain/loss on disposal of LTIs (Note 19.4)		(45)							(841)	[2]	(841)	[2]	841	[2]
Balance end of period at Dec. 31, 2023		$ 6,985,516			$ 3,777,323		$ 22,907	$ 8,006	$ (71,004)	[2]	$ (40,091)		$ 3,248,284
Balance, shares at end of period at Dec. 31, 2023		453,069,254	453,069,000		453,069,254

[1]	Refer to Note 19.1.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.